Commitments and Contingencies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Commitments and Contingencies (Details) [Line Items]
Price per unit	$ 0.35	$ 11.5
Aggregate amount	$ 5,300,000	$ 10,100,000
Additional fee		$ 0.35
Underwriting [Member]
Commitments and Contingencies (Details) [Line Items]
Price per unit	$ 0.2	$ 0.2
Aggregate amount	$ 10,100,000	$ 5.3